                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-65118



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                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
                                DATED MAY 1, 2006

               POLARIS CHOICE II VARIABLE ANNUITY (FORM B3885PRO)
              POLARIS PLATINUM II VARIABLE ANNUITY (FORM B3884PRO)
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The following replaces the BB&T Capital Manager Equity Fund VIF Portfolio found under the Balanced section on Page 1 and under the "Investment Options" section on Page 9 of the prospectus as indicated below.


STOCKS:
     MANAGED BY BB&T ASSET MANAGEMENT, INC.

     -    BB&T Capital Manager Equity Fund VIF Portfolio                    VIF




Dated: September 15, 2006



               Please keep this supplement with your Prospectus.



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